Investments (Valuation Allowance Rollforward by Portfolio Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	$ 281	$ 279	$ 286
Provision (release)	183	37	22
Charge-offs, net of recoveries	(160)	(35)	(29)
Ending Balance	304	281	279
Commercial
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	188	202	226
Provision (release)	157	5	(1)
Charge-offs, net of recoveries	(143)	(19)	(23)
Ending Balance	202	188	202
Agricultural
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	37	35	40
Provision (release)	3	2	(4)
Charge-offs, net of recoveries	(1)	0	(1)
Ending Balance	39	37	35
Residential
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	56	42	20
Provision (release)	23	30	27
Charge-offs, net of recoveries	(16)	(16)	(5)
Ending Balance	$ 63	$ 56	$ 42